Commitments and Contingencies (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations
As of March 31, 2016, future minimum operating lease payments and minimum purchase commitments are as follows:

Fiscal Year	Operating Leases	Minimum Purchase Commitments
2016 (nine months)	$19,738	$2,111
2017	26,839	2,836
2018	25,936	1,576
2019	23,703	1,866
2020	16,569	2,296
Thereafter	21,237	6,701
	$134,022	$17,386

As of June 30, 2016, future minimum operating lease payments and minimum purchase commitments are as follows:

Fiscal Year	Operating Leases	Minimum Purchase Commitments
2016 (six months)	$13,145	$1,418
2017	26,827	2,836
2018	25,930	1,576
2019	23,876	1,866
2020	16,908	2,296
Thereafter	21,292	6,700
	$127,978	$16,692

As of December 31, 2015, future minimum operating lease payments and minimum purchase commitments are as follows:

Fiscal Year	Operating Leases	Minimum Purchase Commitments
2016	$24,573	$1,007
2017	24,718	1,170
2018	23,812	1,170
2019	21,742	1,460
2020	14,093	1,890
Thereafter	12,524	4,568
	$121,462	$11,265